Related Parties (Details) - Schedule of current assets – related parties - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 5,134
Shareholders of All Weather [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		3,680
Convertible loan to Micronet [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties	[1]	535
Shareholders of Guangxi Zhongtong [Member]
Related Parties (Details) - Schedule of current assets – related parties [Line Items]
Current assets- related parties		$ 919

[1]	Micronet’s Convertible loan- as discussed in Note 10.